Financial Instruments - Disclosure of Outstanding Cross Currency Swap Agreements (Detail) - Cross-currency swaps [member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
0-1 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 4,615	$ 4,738
Fair Value Asset	502	502
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	17,569	18,126
Fair value Liability	(289)	(378)
Fair Value Asset	554	1,015
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	4,659	4,774
Fair Value Asset	578	615
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	391
Fair value Liability	(7)
Fair Value Asset	1
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	23,654	396
Fair value Liability	(783)	(7)
Fair Value Asset	7,461
5-6 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	695
Fair value Liability	(39)
Later than seven years and not later than eight years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	803	23,948
Fair value Liability	(167)	(396)
Fair Value Asset		7,818
8-9 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	6,709	813
Fair value Liability	(401)	(154)
9-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount		6,889
Fair value Liability		(42)
Fair Value Asset		$ 202
10-11 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,527
Fair Value Asset	18
24-25 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,869
Fair Value Asset	$ 601